APRIL 20, 2015

Supplement

SUPPLEMENT DATED APRIL 20, 2015 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Morgan Stanley U.S. Government Money Market Trust, dated May 30, 2014
(the "Fund")

The first sentence of the fourth paragraph of the section of the Statement of Additional Information entitled "Management of the Fund—Management Information—Independent Trustees and the Committees" is hereby deleted and replaced with the following:

The members of the Audit Committee of the Fund are Jakki L. Haussler, Joseph J. Kearns, Michael F. Klein and W. Allen Reed.

The last two sentences of the fifth paragraph of the section of the Statement of Additional Information entitled "Management of the Fund—Management Information—Independent Trustees and the Committees" are hereby deleted and replaced with the following:

The members of the Governance Committee of the Fund are Kathleen A. Dennis, Michael E. Nugent and Fergus Reid, each of whom is an Independent Trustee. In addition, Michael E. Nugent (as Chairperson of the Morgan Stanley Funds) periodically may attend other operating committee meetings. The Chairperson of the Governance Committee is Fergus Reid.

The third sentence of the sixth paragraph of the section of the Statement of Additional Information entitled "Management of the Fund—Management Information—Independent Trustees and the Committees" is hereby deleted and replaced with the following:

Accordingly, all the Independent Trustees participate in the selection and nomination of candidates for election as Independent Trustees for the Fund.

The second and third sentences of the seventh paragraph of the section of the Statement of Additional Information entitled "Management of the Fund—Management Information—Independent Trustees and the Committees" are hereby deleted and replaced with the following:

The Compliance and Insurance Committee consists of Frank L. Bowman, Michael Bozic, Nancy C. Everett, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Michael Bozic, Nancy C. Everett and Manuel H. Johnson are Independent Trustees.

The third sentence of the eighth paragraph of the section of the Statement of Additional Information entitled "Management of the Fund—Management Information—Independent Trustees and the Committees" is hereby deleted and replaced with the following:

The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Nancy C. Everett, Jakki L. Haussler, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid.

The ninth paragraph of the section of the Statement of Additional Information entitled "Management of the Fund—Management Information—Independent Trustees and the Committees" is hereby deleted and replaced with the following:

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds' primary areas of investment, namely equities, fixed income and alternatives. Within the Fund Complex, the Sub-Committees and their members are as follows:

(1)  Equity—W. Allen Reed (Chairperson), Frank L. Bowman, Nancy C. Everett and Michael E. Nugent.

(2)  Fixed Income—Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

(3)  Money Market and Alternatives—Kathleen A. Dennis (Chairperson), Jakki L. Haussler, James F. Higgins and Joseph J. Kearns.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.